Components of Prepaid Expenses and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Assets and Other Liabilities [Line Items]
Prepaid for building construction project	$ 6,197
Prepaid rentals	1,705	1,195
Advances to employees	397	790
Performance security deposit	105	757
Option exercise receivable	43	642
Interests receivable	801	347
Advance to suppliers	323	136
Prepaid insurance premium	708	85
Prepaid for income tax	616
Other prepaid expenses	1,970	908
Total	$ 12,865	$ 4,860